Lease liability	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Lease liability
21.	Lease liability

	December 31,
	2021	2020
	£000s	£000s
Lease liability	137	341
Total lease liability	137	341

In 2021 the lease liability recognized on the face of the balance sheet comprises of the Group’s London office.   The repayment of the principal portion of these lease liabilities for the year-ending December 31, 2021 was £211k (2020: £450k).

There are 2 short leases in Berlin, Germany not included in the lease liability above. Both are on a rolling contract basis with either party being able to end the lease with a cancellation notice period of 11.5 months, thus allowing exemption using the practical expedient, without significant cost.